Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

	At December 31,
	2016	2017	2018
	(in thousands)
Deferred tax liabilities	22	52	691
Deferred revenue	$1,940	$1,293	$808

In December 2018, the Company recognized a net deferred tax liability of $691,000 related mainly to a deferred tax liability on the equity component of the convertible debt and the venture debt issued during the year of $1,818,000, partially offset by a deferred tax asset related to unused tax losses which could be utilized in the period into which taxable temporary differences are expected to reverse.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier. As revenues were expected to be recognized subsequent to December 31, 2018, these deferred revenues were presented as non–current liabilities as of December 31, 2017 and 2016. The certification occurred in September 2017 and therefore $485,000 and $121,000 was recognized as revenue in 2018 and 2017, respectively, $485,000 of the deferred revenues has been classified as current as of December 31, 2017 and 2018 and the remainder as non-current as of December 31, 2017 and 2018.